                              Goldman Sachs Trust
                      Goldman Sachs Domestic Equity Funds
                    Goldman Sachs International Equity Funds

                              Institutional Shares
                                 Service Shares
                            Class A, B and C Shares

                       Supplement dated August 1, 2001 to
                      Prospectuses dated December 29, 2000

 This Prospectus supplement highlights certain portfolio manager changes that have occurred in 2001.

 Robert G. Collins is no longer a member of the Growth Equity Investment team. He co-heads the International Equity Management Team with Susan Noble in London. Mark Ferguson is the senior portfolio manager of the Interna-tional Growth Opportunities Fund. The "Service Provider" section of the Lon-don-based portfolio management team is revised to reflect these additions:

                                   Years
                  Fund             Primarily
 Name and Title   Responsibility   Responsible Five Year Employment History
-------------------------------------------------------------------------------
 Robert G.        Senior Portfolio    Since    Mr. Collins joined the
 Collins          Manager--           2001     Investment Adviser as a
 Managing         International                portfolio manager and Co-Chair
 Director         Equity Fund                  of the Growth Equity Investment
 Co-Head of                                    Committee in 1997. From 1991 to
 International                                 1997, he was a portfolio manager
 Equity                                        at Liberty Investment
 Management Team                               Management, Inc.
-------------------------------------------------------------------------------
 Mark Ferguson    Senior Portfolio    Since    Mr. Ferguson joined the
 Executive        Manager--           2001     Investment Adviser as Co-Head of
 Director         International                European Equity Research in
                  Growth                       March 1999 and joined the
                  Opportunities                Specialist Team in November
                  Fund                         2000. From October 1993 to
                                               February 1999, he was a research
                                               analyst/fund manager in the
                                               Continental Europe team at
                                               Schroder Investment Management.
-------------------------------------------------------------------------------

 In addition, Shogo Maeda's fund responsibility has been enlarged to include Asia Growth Fund. The following portfolio managers no longer have fund responsibility and their names should be deleted from the "Service Provider" sections of each respective Prospectus; Matthew B. McLennan; Meera Mayer; James Hordern; Danny Truell; Alice Lui and Ravi Shanker.

EQSTCK 8-01